Schedule of Condensed Consolidated Interim Financial Statements (Details)	9 Months Ended
Sep. 30, 2026
Valour Inc. [member]
IfrsStatementLineItems [Line Items]
Equity interest rate	100.00%
Valour Europe AG [member]
IfrsStatementLineItems [Line Items]
Equity interest rate	100.00%
DeFi Middle East DMCC [member]
IfrsStatementLineItems [Line Items]
Equity interest rate	100.00%
Stillman Digital Inc. [member]
IfrsStatementLineItems [Line Items]
Equity interest rate	100.00%
Valour Funds SPC [member]
IfrsStatementLineItems [Line Items]
Equity interest rate	100.00%
Valour Digital Securities Limited [member]
IfrsStatementLineItems [Line Items]
Equity interest rate	0.00%